Consolidated Statements Of Cash Flow - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income/(loss)		$ 97,313,000	$ 234,046,000	$ 38,369,000
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision/(provision credit) for loan losses		9,000,000	27,000,000	55,000,000
Provision/(benefit) for deferred income taxes		24,196,000	3,729,000	(8,578,000)
Depreciation and amortization of premises and equipment		35,780,000	35,715,000	36,514,000
Amortization of intangible assets		5,253,000	4,170,000	3,912,000
Net other amortization and accretion		19,710,000	17,009,000	31,187,000
Net (increase)/decrease in derivatives		(6,617,000)	170,000	650,000
Fair value adjustment on mortgage servicing rights		0	(1,248,000)	(20,182,000)
Repurchase and foreclosure provision		0	(4,300,000)	170,000,000
Fair value adjustment to foreclosed real estate		2,868,000	3,465,000	4,987,000
Litigation and regulatory matters		15,118,000	56,187,000	62,172,000
(Gains)/losses on divestitures		0	0	(638,000)
Stock-based compensation expense		13,796,000	11,351,000	16,144,000
(Tax benefit)/benefit reversal stock-based compensation expense		(356,000)	7,220,000	1,569,000
Equity securities (gains)/losses, net		458,000	(2,872,000)	(2,211,000)
Debt securities (gains)/losses, net		(1,836,000)	0	451,000
(Gains)/losses on extinguishment of debt		(5,793,000)	4,166,000	0
Loss on deconsolidation of debt		0	1,960,000	0
Net (gains)/losses on sale/disposal of fixed assets		454,000	1,906,000	2,213,000
Proceeds from sale of mortgage servicing rights		0	70,204,000	39,633,000
Loans held-for-sale:
Purchases		(9,731,000)	(23,960,000)	(136,147,000)
Gross proceeds from settlements and sales		25,587,000	300,984,000	147,751,000
Fair value adjustments and other		(913,000)	(48,157,000)	20,181,000
Net (increase)/decrease in:
Trading securities		311,210,000	(392,806,000)	455,520,000
Fixed income receivables		(21,172,000)	2,767,000	72,517,000
Interest receivable		4,804,000	1,911,000	3,571,000
Other assets		(80,309,000)	292,860,000	4,087,000
Net increase/(decrease) in:
Trading liabilities		(28,295,000)	225,966,000	(196,081,000)
Fixed income payables		4,915,000	(3,016,000)	(89,156,000)
Interest payable		(9,124,000)	169,000	(4,301,000)
Other liabilities		(39,153,000)	(121,862,000)	(277,761,000)
Total adjustments		269,850,000	470,688,000	393,004,000
Net cash provided/(used) by operating activities		367,163,000	704,734,000	431,373,000
Available-for-sale securities:
Sales		69,650,000	7,829,000	63,787,000
Maturities		664,335,000	627,487,000	899,591,000
Purchases		(1,066,194,000)	(751,365,000)	(1,348,526,000)
Held-to-maturity securities:
Purchases		(10,000,000)	0	0
Premises and equipment:
Sales		41,143,000	3,507,000	765,000
Purchases		(39,947,000)	(31,404,000)	(27,349,000)
Net (increase)/decrease in:
Loans		(1,194,776,000)	(866,107,000)	1,464,212,000
Interests retained from securitizations classified as trading securities		1,731,000	1,692,000	5,482,000
Interest-bearing cash		1,019,131,000	(891,670,000)	(349,940,000)
Cash receipts related to divestitures		0	0	1,638,000
Cash received/(paid) for acquisition, net		(5,087,000)	413,352,000	53,293,000
Net cash provided/(used) by investing activities		(520,014,000)	(1,486,679,000)	762,953,000
Common stock:
Stock options exercised		7,219,000	1,864,000	651,000
Cash dividends paid		(53,947,000)	(47,366,000)	(38,229,000)
Repurchase of shares	[1]	(32,648,000)	(43,579,000)	(91,533,000)
Tax benefit/(benefit reversal) stock-based compensation expense		356,000	(7,220,000)	(1,569,000)
Preferred stock issuance		0	0	95,624,000
Cash dividends paid - preferred stock - noncontrolling interest		(11,559,000)	(11,465,000)	(11,465,000)
Cash dividends paid - Series A preferred stock		(6,200,000)	(6,200,000)	(4,288,000)
Term borrowings:
Issuance		497,040,000	397,672,000	0
Payments/maturities		(1,026,708,000)	(23,572,000)	(430,088,000)
Increases in restricted and secured term borrowings		0	2,310,000	5,052,000
Net cash paid to deconsolidate/collapse securitization trusts		0	(225,151,000)	0
Net increase/(decrease) in:
Deposits		1,555,280,000	898,232,000	(258,184,000)
Short-term borrowings		(816,324,000)	89,916,000	(738,650,000)
Net cash provided/(used) by financing activities		112,509,000	1,025,441,000	(1,472,679,000)
Net increase/(decrease) in cash and cash equivalents		(40,342,000)	243,496,000	(278,353,000)
Cash and cash equivalents at beginning of period		1,071,405,000	827,909,000	1,106,262,000
Cash and cash equivalents at end of period		1,031,063,000	1,071,405,000	827,909,000
Supplemental Disclosures
Total interest paid		90,722,000	81,151,000	97,387,000
Total taxes paid		14,990,000	77,779,000	5,437,000
Total taxes refunded		33,909,000	3,947,000	26,113,000
Transfer from loans to other real estate owned		$ 12,530,000	$ 20,877,000	$ 23,340,000

[1]	2015, 2014 and 2013 include $ 28.4 million , $ 38.5 million and $ 87.6 million, respectively, repurchased under share repurchase programs.